Earnings Per Share - Summary of Reconciliation of Weighted Average Common Shares (Detail) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share:
Weighted average common shares									6,695,721	6,757,345	6,919,190
Less: Average unallocated ESOP shares									(474,089)	(523,485)	(546,913)
Weighted average common shares	6,202,635	6,236,075	6,228,994	6,218,706	6,193,278	6,212,231	6,232,457	6,297,755	6,221,632	6,233,860	6,372,277
Weighted average common and incremental shares	6,202,635	6,236,075	6,228,994	6,218,706	6,193,278	6,212,231	6,232,457	6,297,755	6,221,632	6,233,860	6,372,277